General and administrative expense - Summary of Detailed Information About General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses	€ 106,923	€ 26,456	€ 26,915
Depreciation of property, plant and equipment	5,623	4,309
Impairments of property, plant and equipment	354	466	272
Reversal of impairments	(381)	0	0
Depreciation of right-of-use assets	3,408	1,805	1,312
Amortization of intangible assets	2,720	3,737
Legal, accounting and consulting fees		640
Total	337,451	47,468	39,199
General and administrative Expenses [Member]
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses	105,025	23,549	21,977
Depreciation of property, plant and equipment	5,623	4,309	4,406
Impairments of property, plant and equipment	354	466	272
Reversal of impairments	(381)	0	0
Depreciation of right-of-use assets	3,316	1,652	1,072
Amortization of intangible assets	2,720	3,737	2,338
IT costs	1,625	2,786	2,638
Housing and facility costs	337	496	553
Travelling costs	7	81	716
Legal, accounting and consulting fees	208,945	9,134	4,451
Other costs	9,880	1,258	776
Total	€ 337,451	€ 47,468	€ 39,199